Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)

Communication Services (5.9%)
Alphabet, Inc. - Class A	151,030	36,716
Charter Communications, Inc. - Class A *	23,781	6,542
Comcast Corp. - Class A	153,328	4,818
T-Mobile US, Inc.	74,456	17,823

Total		65,899

Consumer Discretionary (8.0%)
Amazon.com, Inc. *	124,842	27,412
General Motors Co.	377,849	23,037
Hilton Worldwide Holdings, Inc.	50,521	13,107
Lululemon Athletica, Inc. *	14,814	2,636
PulteGroup, Inc.	183,464	24,241

Total		90,433

Consumer Staples (10.0%)
BJ’s Wholesale Club Holdings, Inc.*	70,233	6,550
The Coca-Cola Co.	384,045	25,470
Philip Morris International, Inc.	173,520	28,145
The Procter & Gamble Co.	125,181	19,234
Target Corp.	67,416	6,047
Walmart, Inc.	262,373	27,040

Total		112,486

Energy (5.7%)
ConocoPhillips	113,858	10,770
Exxon Mobil Corp.	248,553	28,024
Shell PLC	367,383	13,197
Valero Energy Corp.	71,232	12,128

Total		64,119

Financials (21.4%)
The Allstate Corp.	79,471	17,059
American International Group, Inc.	158,424	12,443
Apollo Global Management, Inc.	97,872	13,043
Bank of America Corp.	524,909	27,080
BlackRock, Inc.	11,662	13,596

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)

Financials continued
Capital One Financial Corp.	121,520	25,833
The Charles Schwab Corp.	213,018	20,337
Citigroup, Inc.	424,042	43,040
CME Group, Inc.	57,566	15,554
The Goldman Sachs Group, Inc.	19,593	15,603
JPMorgan Chase & Co.	44,486	14,032
The PNC Financial Services Group, Inc.	82,845	16,646
State Street Corp.	51,546	5,980

Total		240,246

Health Care (12.9%)
AbbVie, Inc.	49,457	11,451
AstraZeneca PLC, ADR	184,335	14,142
Becton Dickinson and Co.	78,029	14,605
McKesson Corp.	31,548	24,372
Novo Nordisk A/S, ADR	200,225	11,111
Regeneron Pharmaceuticals, Inc.	29,337	16,495
Sanofi SA	150,069	14,185
Thermo Fisher Scientific, Inc.	43,994	21,338
UnitedHealth Group, Inc.	49,370	17,048

Total		144,747

Industrials (12.0%)
FedEx Corp.	64,422	15,192
Honeywell International, Inc.	64,455	13,568
Ingersoll-Rand, Inc.	142,822	11,800
Johnson Controls International PLC	161,276	17,732
Northrop Grumman Corp.	27,829	16,957
Otis Worldwide Corp.	95,136	8,698
RTX Corp.	130,043	21,760
Southwest Airlines Co.	488,721	15,595
United Rentals, Inc.	14,771	14,101

Total		135,403

Information Technology (10.0%)
Accenture PLC - Class A	53,114	13,098
Cisco Systems, Inc.	375,165	25,669
Marvell Technology, Inc.	105,953	8,907

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Microsoft Corp.	61,475	31,841
QUALCOMM, Inc.	53,224	8,854
Seagate Technology Holdings PLC	102,554	24,209

Total		112,578

Materials (6.3%)
Ball Corp.	86,158	4,344
Corteva, Inc.	250,655	16,952
CRH PLC	150,332	18,025
DuPont de Nemours, Inc.	112,674	8,777
Eastman Chemical Co.	60,960	3,843
Freeport-McMoRan, Inc.	331,963	13,020
PPG Industries, Inc.	58,565	6,156

Total		71,117

Real Estate (2.1%)
American Tower Corp.	21,457	4,126
Prologis, Inc.	95,127	10,894
Vornado Realty Trust	212,208	8,601

Total		23,621

Utilities (4.2%)
NextEra Energy, Inc.	281,948	21,284
NRG Energy, Inc.	90,570	14,668
PPL Corp.	316,207	11,750

Total		47,702

Total Common Stocks (Cost: $1,026,143)		1,108,351

Short-Term Investments (0.1%)

Governments (0.1%)
US Treasury 0.000%, 12/4/25	700,000	695

Total		695

Total Short-Term Investments (Cost: $694)		695

Total Investments (98.6%) (Cost: $1,026,837)@		1,109,046

Other Assets, Less Liabilities (1.4%)		16,287

Net Assets (100.0%)		1,125,333

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing

Domestic Equity Portfolio

@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,026,837 and the net unrealized appreciation of investments based on that cost was $82,398 which is comprised of $98,769 aggregate gross unrealized appreciation and $16,371 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000’s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)

Sell	Bank of America NA	DKK	58,305	9,217	12/17/25	$1	$	—π	$1
Sell	Goldman Sachs International	EUR	9,771	11,522	12/17/25	1		—	1
Sell	Goldman Sachs International	GBP	18,125	24,379	12/17/25	187		—	187
						$189	$	—π	$189

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter	$189	—	$189	—	—	—	—
Derivatives

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Energy	$50,922		$13,197	$—
Health Care	130,562		14,185	—
All Others	899,485		—	—
Short-Term Investments	—		695	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—		189	—

Total Assets:	$1,080,969		$28,266	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—		—π	—

Total Liabilities:	$—	$	—π	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand